Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000004007 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004007 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004007 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004007 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004007 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004007 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004007 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004007 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004007 | Government of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004007 | Kingdom of Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004007 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000004007 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000004007 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004007 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004007 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004007 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004007 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004007 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004007 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004007 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004008 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004008 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004008 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004008 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004008 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004008 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004008 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004008 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004008 | Government of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004008 | Kingdom of Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004008 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000004008 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000004008 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004008 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004008 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004008 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004008 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004008 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004008 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004008 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159126 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159126 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159126 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159126 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159126 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159126 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159126 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159126 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159126 | Government of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159126 | Kingdom of Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159126 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000159126 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000159126 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159126 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159126 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159126 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159126 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159126 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159126 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159126 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219335 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219335 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219335 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219335 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219335 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219335 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219335 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219335 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219335 | Government of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219335 | Kingdom of Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219335 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000219335 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219335 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219335 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219335 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219335 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219335 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219335 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219335 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219335 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%